197 Clarendon Street

Boston, Massachusetts 02116

(617) 572-0070

Email: mramirez@jhancock.com

Michael A. Ramirez

AVP and Senior Counsel

December 17, 2024

VIA EDGAR

Sonny Oh, Esq.

Division of Investment Management

Office of Insurance Products

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	John Hancock Life Insurance Company (U.S.A.):
John Hancock Life Insurance Company (U.S.A.) Separate Account A “Accumulation Variable
Universal Life 2025 Employer Market” (“AVUL EM 2025”)
Pre-Effective Amendment No. 1 - File Nos. 811-4834 and 333-281928

Dear Mr. Oh:

Conveyed herewith via EDGAR for filing under the Securities Act of 1933 (“1933 Act”), pursuant to Rule 101(a)(2)(i) of Regulation S-T, is Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement of John Hancock Life Insurance Company (U.S.A.) Separate Account A (“Registrant”) relating to certain variable life insurance policies offered by John Hancock Life Insurance Company (U.S.A.) (“Depositor”).

The above-referenced registration statement relates to the Accumulation Variable Universal Life 2025 Employer Market product. The purpose of this filing is to incorporate SEC staff comments. In addition, all exhibits, financial statements and certain other information not included in the initial registration statement are included in this pre-effective amendment.

Request for acceleration

The Registrant and its Principal Underwriter hereby request an order to accelerate effectiveness of the above-referenced amendment to December 20, 2024, as permitted by Rule 461(a) under the Securities Act of 1933. The Registrant and its Principal Underwriter have authorized us to hereby state to the Commission on their behalf that they are aware of their obligations under the Securities Act of 1933.

Please direct all questions to me, Michael A. Ramirez, at 617-572-0070. Thank you.

Sincerely,

/s/ Michael A. Ramirez

AVP and Senior Counsel